Income Taxes (Schedule of Valuation Allowance) (Details) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Income Taxes
Balance at beginning of year	¥ 1,509	¥ 1,631	¥ 1,326
Addition	447	391	565
Deduction	(970)	(513)	(260)
Balance at end of year	¥ 986	¥ 1,509	¥ 1,631